Note 22 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,772,415	$ 2,407,410
Depreciation and amortization	98,382	79,557
Operating earnings	169,412	(174,419)
Other income, net	361	6,015
Interest expense, net	(24,318)	(32,080)
Income taxes	(35,865)	(27,147)
Net earnings	109,590	(227,631)
Total assets	2,196,540	1,955,469
Total additions to long lived assets	180,746	749,345
FirstService Residential Segment [Member]
Revenues	1,415,121	1,411,998
Depreciation and amortization	26,846	25,628
Operating earnings	112,555	104,706
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	662,616	625,310
Total additions to long lived assets	45,933	112,482
FirstService Brands Segment [Member]
Revenues	1,357,294	995,412
Depreciation and amortization	71,442	53,886
Operating earnings	78,786	60,586
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	1,527,705	1,323,024
Total additions to long lived assets	133,157	636,555
Corporate Segment [Member]
Revenues
Depreciation and amortization	94	43
Operating earnings	(21,929)	(339,711)
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	6,219	7,135
Total additions to long lived assets	$ 1,656	$ 308